OTHER RECEIVABLES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 6. OTHER RECEIVABLES, NET
	June 30,	December 31,
	2019	2018
	(unaudited)
Staff advance	$12,847	$135,258
Others	46,331	34,148
Other receivables	59,178	169,406
Allowance	(3,094)	(3,099)
Other receivables, net	$56,084	$166,307

	December 31,	December 31,
	2018	2017

Staff advance	$135,258	$84,996
Others	34,148	441,002
Other receivables	169,406	525,998
Allowance	(3,099)	(11,629)
Other receivables, net	$166,307	$514,369

Allowance for doubtful accounts:

	December 31,	December 31,
	2018	2017

Balance at beginning of the year	$11,629	$-
Addition	-	11,254
Reversal	(8,269)	-
Exchange translation adjustment	(261)	375
Balance at end of the year	$3,099	$11,629

Others included a deposit set aside and advanced to an employee for a potential farmland lease with the amount of $306,082 as of December 31, 2017. The contract was not signed since both parties did not reach an agreement at the end and the balance has been subsequently collected at the beginning of January 2018. For the year ended December 31, 2018, $8,269 allowance for doubtful accounts related to other receivables was reversed due to subsequent collection.